Commitments (Details 1)	3 Months Ended
Mar. 31, 2020 USD ($)
Year ending December 31,
2020 (remaining)	$ 171,000
2021	122,234
Total future minimum lease payments	293,234
Less: imputed interest	(11,716)
Present value of operating lease liabilities	$ 281,518
Weighted-average remaining lease term for operating leases	15.5 months
Weighted-average discount rate for operating leases	6.00%